Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of June 30, 2024 and 2023, intangible assets, net, consisted of the following:
	As of June 30,
	2024	2023
Self-developed communications platform	$2,371,072	$2,376,271
Distribution channel	894,430	896,391
Technology	1,210,920	1,213,576
Backlog	243,560	244,094
Customer relationship	1,926,464	1,930,688
Apipost data	976,993	979,135
Other	5,172	5,182
	7,628,611	7,645,337
Less: Accumulated amortization	(1,980,137)	(677,312)
Intangible assets, net	$5,648,474	$6,968,025

Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets held as of June 30, 2024 is as follows:
For the Year Ended June 30,	Amortization
2025	$1,187,594
2026	1,128,283
2027	1,036,496
2028	668,385
2029	254,314
Thereafter	396,409
Total	$4,671,481